Nature of Operations, Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Schedule of Factoring Interest and Fees

Factoring interest and fees for the periods presented were as follows:

	Three months ended June 30, 2016	Three months ended June 30, 2015	Six Months ended June 30, 2016	Three months ended June 30, 2015	Three months ended March 31, 2015
	Successor	Successor	Successor	Successor	Predecessor

Factoring interest and fees	$14,825	$5,647	$28,482	$5,647	$-

Schedule of Cash Flow Supplemental Disclosures

Supplemental Disclosures

	Nine months Ended September 30, 2016	Six months ended June 30, 2015	Three months ended March 31, 2015
	Successor	Successor	Predecessor
CASH PAID DURING THE PERIODS FOR:
Interest	$189,470	$-	$1,861
Income taxes	$-	$-	$-

NONCASH INVESTING AND FINANCING ACTIVITIES:
Debt issued for acquisition of B&R Liquid Adventure	$-	$140,000	$-
Common stock issued for acquisition of B&R Liquid Adventure	$-	$500,000	$-
Warrants issued to with convertible debt	$18,154	$-	$-
Common stock issued for acquisition of Xing Beverage, LLC	$6,995,000	$-	$-
Promissory note issued for acquisition of Xing Beverage, LLC	$4,500,000	$-	$-
Convertible debt and accrued interest converted into shares of Series B Preferred stock	$225,872	$-	$-